SHARE-BASED PAYMENT - Founders (Details) ¥ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2015 shares	Jan. 31, 2014 installment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Expense
Share-based compensation expense | ¥			¥ 83,122	¥ 65,154	¥ 55,128
Founders | Restricted Shares
SHARE-BASED PAYMENT
Number of shareholders | installment		2
Equity interests (as a percent)		50.00%
Number of equal vesting monthly installments | installment		24
Number of restricted shares held | shares	45,567,164
Vesting period (in months)	48 months
Expense
Share-based compensation expense | ¥			¥ 0	¥ 0	¥ 17,794